Investment in subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure of investment in subsidiaries [Abstract]
Investment in subsidiaries

6.	Investment in subsidiaries

(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2018 and 2019 is as follows:

	2018				2019
Investees (*1)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group(separate)	~~W~~	30,114,232	8,464,164	21,650,068	32,261,322	9,795,896	22,465,426
Shinhan Bank		348,523,615	324,331,076	24,192,539	392,723,044	366,629,929	26,093,115
Shinhan Card Co., Ltd.		29,429,455	23,427,988	6,001,467	32,917,910	26,769,044	6,148,866
Shinhan Investment Corp.		28,987,216	25,614,647	3,372,569	37,375,487	33,138,930	4,236,557
Shinhan Life Insurance Co., Ltd.		31,823,631	30,078,522	1,745,109	34,133,649	32,062,490	2,071,159
Orange Life Insurance Co., Ltd.		—	—	—	32,841,359	29,654,711	3,186,648
Shinhan Capital Co., Ltd.		6,116,585	5,368,265	748,320	7,566,428	6,612,519	953,909
Jeju Bank		5,980,941	5,507,949	472,992	6,192,927	5,695,223	497,704
Shinhan Credit Information Co., Ltd.		24,377	8,750	15,627	25,292	10,044	15,248
Shinhan Alternative Investment Management Inc.		102,079	92,194	9,885	87,694	75,665	12,029
Shinhan BNP Paribas Asset Management Co., Ltd.		173,964	14,841	159,123	184,203	19,678	164,525
SHC Management Co., Ltd.		9,755	198	9,557	9,639	—	9,639
Shinhan DS		43,095	23,118	19,977	89,141	67,954	21,187
Shinhan Savings Bank		1,454,290	1,291,012	163,278	1,602,902	1,418,317	184,585
Asia Trust Co., Ltd.		—	—	—	172,793	43,933	128,860
Shinhan AITAS Co., Ltd.		65,725	7,367	58,358	77,086	10,962	66,124
Shinhan REITs Management Co., Ltd.		36,298	3,496	32,802	45,832	5,619	40,213
Shinhan AI Co., Ltd.		—	—	—	42,402	1,674	40,728

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2017, 2018 and 2019 is as follows:

	2017 (*3)				2018			2019
Investees (*1)(*2)	Operating Income		Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income
Shinhan Financial Group(separate)	~~W~~	1,008,868	754,727	755,018	1,519,197	1,234,883	1,234,044	1,480,030	1,129,173	1,127,202
Shinhan Bank		21,240,193	1,712,314	1,496,582	19,731,711	2,279,362	2,333,266	23,145,476	2,329,268	2,527,665
Shinhan Card Co., Ltd.		5,186,592	898,723	787,956	3,752,232	517,761	477,135	3,892,257	509,032	486,114
Shinhan Investment Corp.		5,324,056	211,919	195,910	5,279,567	251,268	269,058	6,139,926	220,764	225,963
Shinhan Life Insurance Co., Ltd.		5,997,997	120,642	46,062	5,633,679	131,021	150,997	5,413,175	123,870	326,783
Orange Life Insurance Co., Ltd.		—	—	—	—	—	—	4,662,085	271,455	433,510
Shinhan Capital Co., Ltd.		351,772	87,647	88,128	439,031	103,400	100,317	455,246	126,050	123,032
Jeju Bank		208,661	25,143	22,053	224,766	27,446	30,579	239,732	27,934	30,519
Shinhan Credit Information Co., Ltd.		32,836	340	377	37,616	1,392	985	38,648	507	658
Shinhan Alternative Investment Management Inc.		29,410	(844)	(842)	21,590	(780)	(780)	32,401	2,144	2,144
Shinhan BNP Paribas Asset Management Co., Ltd.		77,474	19,705	20,073	78,378	18,868	18,980	84,256	23,090	22,655
SHC Management Co., Ltd.		177	1,036	1,036	140	309	309	154	82	82
Shinhan DS		79,063	1,404	2,482	99,279	1,314	1,525	138,697	2,074	1,292
Shinhan Savings Bank		78,516	16,800	16,757	94,636	19,384	18,919	116,849	23,122	22,972
Asia Trust Co., Ltd.		—	—	—	—	—	—	54,920	18,098	18,128
Shinhan AITAS Co., Ltd.		40,781	6,481	6,481	44,729	8,461	8,461	51,823	10,821	10,821
Shinhan REITs Management Co., Ltd.		70	(752)	(752)	7,386	3,564	3,552	7,342	7,414	7,411
Shinhan AI Co., Ltd.		—	—	—	—	—	—	3,088	(654)	(654)

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.
(c)	Change in the scope of consolidation

i) Change in consolidated subsidiaries for the year ended December 31, 2018 are as follows:

	Company	Description
Included	PT Shinhan Asset Management Indonesia	Newly acquired subsidiary
	SHINHAN DS VIETNAM CO, LTD	Newly invested subsidiary

ii) Change in consolidated subsidiaries for the year ended December 31, 2019 are as follows:

	Company	Description
Included	Orange Life Insurance Co., Ltd.	Newly acquired subsidiary
	Asia Trust Co., Ltd.	Newly acquired subsidiary
	Shinhan Vietnam Finance Ltd.	Newly acquired subsidiary
	Shinhan AI Co., Ltd.	Newly invested subsidiary

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.